SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Apr. 30, 2022	Jan. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 14 – SUBSEQUENT EVENTS

Subsequent to April 30, 2022 through to June 10, 2022:

• The Company issued 2,587 rounding shares due to 10:1 reverse split on April 28, 2022

• On May 19, 2022 the Company entered into a new convertible note for $400,000 with a one year maturity, interest rate of 12%, with a warrant to purchase 33,333 common shares with a five year maturity and an exercise price of $15.00, and 41,500 common shares. The Company received $325,000 in cash proceeds, recorded an original issue discount of $20,000 and transaction fees of $12,000. The discount is amortized over the term of the loan. The note has certain default provisions such as failure to pay any principal or interest when due and failure to issue shares upon conversion. In the event of these or any other default provisions, the note becomes due and payable at 125%.

Subsequent to June 10, 2022 through to August 29, 2022:

On June 27, 2022 the Company entered into a new convertible note for $275,000 with a six month maturity, interest rate of 12%, with a warrant to purchase 100,000 common shares with a five year maturity and an exercise price of $15.00, and 40,000 restricted common stock shares. The Company received cash proceeds of $250,000, with an original issue discount of $ 25,000. The note has conversion privileges upon default at a conversion price lower of i) lowest price 20 days prior to Issuance ii) lowest price 20 days prior to conversion.

On August 11, 2022 the Company replaced a $220,000 note maturing August 11, 2022 with a new convertible note for $275,000 with a six month maturity, interest rate of 12%, with a warrant to purchase 100,000 common shares with a five year maturity and an exercise price of $15.00, and 40,000 restricted common stock shares. The Company received additional cash proceeds of $50,000 on June 6, 2022 , with a corresponding original issue discount of $ 5,000. The accrued interest from the previous note now matures with the new note. The note has conversion privileges upon default at a conversion price lower of i) lowest price 20 days prior to Issuance ii) lowest price 20 days prior to conversion.

On July 5, 2022 the Company entered into a new convertible note for $250,000 with a six month maturity, interest rate of 12%, with a warrant to purchase 100,000 common shares with a five year maturity and an exercise price of $15.00, and 40,000 restricted common stock shares. The Company received cash proceeds of $200,000, with an original issue discount of $25,000 and issuance costs of $25,000. The note has conversion privileges upon default at a conversion price lower of i) lowest price 20 days prior to Issuance ii) lowest price 20 days prior to conversion.

On July 6, 2022 the Company entered into a new convertible note for $125,000 with a six month maturity, interest rate of 12%, with a warrant to purchase 50,000 common shares with a five year maturity and an exercise price of $15.00, and 20,000 restricted common stock shares. The Company received cash proceeds of $102,500, with an original issue discount of $12,000 and issuance costs of $10,000. The note has conversion privileges upon default at a conversion price lower of i) lowest price 20 days prior to Issuance ii) lowest price 20 days prior to conversion.

On July 6, 2022 the Company entered into another new convertible note for $125,000 with a six month maturity, interest rate of 12%, with a warrant to purchase 50,000 common shares with a five year maturity and an exercise price of $15.00, and 20,000 restricted common stock shares. The Company received cash proceeds of $102,500, with an original issue discount of $12,000 and issuance costs of $10,000. The note has conversion privileges upon default at a conversion price lower of i) lowest price 20 days prior to Issuance ii) lowest price 20 days prior to conversion.

On July 11, 2022 the Company entered into a new convertible note for $138,890 with a six month maturity, interest rate of 12%, with a warrant to purchase 50,000 restricted common stock shares with a five year maturity and an exercise price of $15.00, and 20,000 common shares. The company received cash proceeds of $116,668, with an original issue discount of $13,889 and issuance costs of $8,333. The note has conversion privileges upon default at a conversion price lower of i) lowest price 20 days prior to Issuance ii) lowest price 20 days prior to conversion.

On July 11, 2022, we issued 250,000 Options to our Chief Executive Officer on July 11, 2022 at $4.00 per share with a 5 year exercise period.

NOTE 16 – SUBSEQUENT EVENTS

Subsequent to January 31, 2022 through to May 9, 2022 the Company entered into the following transactions:

●	On February 1, 2022, Series C Preferred shareholders converted all of the outstanding Series C Preferred shares totaling 7,250 Series C Preferred shares in exchange for 905,111 common shares. The conversion is based on 2.63 multiplied by the outstanding shares per the transfer agent at the conversion date.

●	On February 14, 2022, the Company issued a convertible note for $,200,000, maturing August 14, 2022 an interest rate of 12%. The Company received $979,000 in cash proceeds, recorded an original issue discount of $120,000 and transaction fees of $101,000. As part of the loan, the Company issued 115,000 shares with a fair value of $782,000 and with a warrant to purchase 120,000 restricted common stock shares with a five year exercise period maturity and an exercise price of $15.00, having a fair value of $816,000. The discount will be amortized over the term of the loan. The note is convertible only in the event of default, including if the loan is not repaid at maturity. The conversion price is the lower of the lowest trading price i) previous 20 trading days before issuance date or ii) previous 20 trading days before conversion date. The loan maturity may be extended by an additional six months at the Company’s option. If the loan is not extended, then 60,000 out of the 115,000 shares issued will be cancelled.

●	On February 25, 2022, the Company issued a convertible note for $350,000, maturing August 25, 2022 an interest rate of 12%. The Company received $294,000 in cash proceeds, recorded an original issue discount of $35,000 and transaction fees of $21,000. As part of the loan the Company issued 33,542 restricted common stock shares with a fair value of $181,125 and with a warrant to purchase 35,000 common shares with a five year exercise period and an exercise price of $15.00, having a fair value of $189,000. The discount will be amortized over the term of the loan. The note is convertible only in the event of default, including if the loan is not repaid at maturity. The conversion price is the lower of the lowest trading price i) previous 20 trading days before issuance date or ii) previous 20 trading days before conversion date. The loan maturity may be extended by an additional six months at the Company’s option. If the loan is not extended, then 17,500 out of the 33,542 shares issued will be cancelled.

●	On February 25, 2022, the Company issued a convertible note for $150,000, maturing August 25, 2022 an interest rate of 12%. The Company received $119,250 in cash proceeds, recorded an original issue discount of $15,000 and transaction fees of $15,750. As part of the loan the Company issued 14,400 restricted common stock shares with a fair value of $77,760 and with a warrant to purchase 15,000 common shares with a five year exercise period and an exercise price of $15.00, having a fair value of $81,000. The discount will be amortized over the term of the loan. The note is convertible only in the event of default, including if the loan is not repaid at maturity. The conversion price is the lower of the lowest trading price i) previous 20 trading days before issuance date or ii) previous 20 trading days before conversion date. The loan maturity may be extended by an additional six months at the Company’s option. If the loan is not extended, then 7,500 out of the 14,400 shares issued will be cancelled.

●	On March 9, 2022, the Company issued a convertible note for $200,000, maturing October 9, 2022 an interest rate of 12%. The Company received $168,000 in cash proceeds, recorded an original issue discount of $20,000 and transaction fees of $12,000. As part of the loan the Company issued restricted common stock 19,200 shares with a fair value of $138,240 and with a warrant to purchase 20,000 common shares with a five year exercise period and an exercise price of $15.00, having a fair value of $144,000. The discount will be amortized over the term of the loan. The note is convertible only in the event of default, including if the loan is not repaid at maturity. The conversion price is the lower of the lowest trading price i) previous 20 trading days before issuance date or ii) previous 20 trading days before conversion date. The loan maturity may be extended by an additional six months at the Company’s option. If the loan is not extended, then 10,000 out of the 19,200 shares issued will be cancelled.

●	On March 9, 2022, the Company issued another convertible note for $200,000, maturing October 9, 2022 an interest rate of 12%. The Company received $168,000 in cash proceeds, recorded an original issue discount of $20,000 and transaction fees of $12,000. As part of the loan the Company issued 19,200 restricted common stock shares with a fair value of $138,240 and with a warrant to purchase 20,000 common shares with a five year exercise period and an exercise price of $15.00, having a fair value of $144,000. The discount will be amortized over the term of the loan. The note is convertible only in the event of default, including if the loan is not repaid at maturity. The conversion price is the lower of the lowest trading price i) previous 20 trading days before issuance date or ii) previous 20 trading days before conversion date. The loan maturity may be extended by an additional six months at the Company’s option. If the loan is not extended, then 10,000 out of the 19,200 shares issued will be cancelled.

The Company changed its name to Auto Parts 4Less Group, Inc. and has done a reverse stock split exchanging 10 common shares for 1 common share, both effective April 28, 2022.